Appendix V (Tables)	12 Months Ended
Dec. 31, 2018
Appendix V
Schedule of Liquidity for Distribution of Interim Dividend

(Expressed in thousands of Euros)

Thousands of Euros
Forecast profits distributable for 2018:
Projected profits net of taxes until 31/12/2018	258,091
Less, charge required to legal reserve	—
Estimated profits distributable for 2018	258,091

Interim dividend distributed	136,747

Forecast cash for the period 26 October 2018 to 26 October 2019:
Cash balances at 26 October 2018	—
Projected amounts collected	572,263
Projected payments, including interim dividend	544,112
Projected cash balances at 26 October 2019	28,151

This appendix forms an integral part of note 15 to the consolidated financial statements.

APPENDIX V

GRIFOLS, S.A. AND SUBSIDIARIES

Statement of Liquidity for Distribution of Interim Dividend 2017

(Expressed in thousands of Euros)

Thousands of Euros
Forecast profits distributable for 2017:
Projected profits net of taxes until 31/12/2017	273,472
Less, charge required to legal reserve	—
Estimated profits distributable for 2017	273,472

Interim dividend distributed	122,986

Forecast cash for the period 15 December 2017 to 15 December 2018:
Cash balances at 15 December 2017	—
Projected amounts collected	475,209
Projected payments, including interim dividend	468,117
Projected cash balances at 15 December 2018	7,092